Receivables - Schedule Of Current Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Current customer receivables	$ 3,150	$ 3,112	$ 3,028
Non-income based tax receivables	192	174	163
Other sundry receivables	122	100	143
Sundry receivables	314	274	306
Allowance for credit losses	(91)	(91)	(107)
Total receivables – net	$ 3,373	$ 3,295	$ 3,227